Segment Information (Tables)	12 Months Ended
Dec. 31, 2022
Segment Information Table [abstract]
Schedule of revenue derived from services
For the years ended December 31,	2022	2021	2020
Broadcast	$358,661	$390,815	$411,407
Enterprise	388,985	354,126	389,696
Consulting and other	11,523	13,271	19,365
Revenue	$759,169	$758,212	$820,468

Schedule of equipment sales within services
For the years ended December 31,	2022	2021	2020
Broadcast	$81	$67	$1,300
Enterprise	28,071	10,023	13,693
Revenue	$28,152	$10,090	$14,993

Schedule of geographic regions
For the years ended December 31,	2022	2021	2020
Canada	$330,533	$330,832	$362,939
United States	289,946	292,474	307,433
Latin America & Caribbean	57,842	55,818	64,024
Asia & Australia	45,082	38,266	41,362
Europe, Middle East & Africa	35,766	40,822	44,710
Revenue	$759,169	$758,212	$820,468
As at December 31,	2022	2021
Canada	$784,261	$812,478
United Kingdom	525,672	541,126
United States	36,612	54,390
Europe, Middle East & Africa (excluding United Kingdom)	15,344	19,310
All others	2,195	2,384
Satellites, property and other equipment	$1,364,084	$1,429,688
As at December 31,	2022	2021
Canada	$698,336	$706,083
United States	40,647	38,039
Latin America & Caribbean	12,754	12,643
All others	5,141	5,894
Intangible assets	$756,878	$762,659
As at December 31	2022	2021
Canada	$47,977	$30,979
United Kingdom	—	275
Other long-term assets	$47,977	$31,254